Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Computers Portfolio

November 30, 2020

COM-QTLY-0121
1.810671.116

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
Electronic Equipment & Components - 1.8%
Electronic Components - 1.8%
Kyocera Corp.	208,669	$11,882,185
Equity Real Estate Investment Trusts (REITs) - 1.0%
Specialized REITs - 1.0%
Equinix, Inc.	9,298	6,488,051
Household Durables - 17.2%
Consumer Electronics - 16.1%
Sony Corp.	1,128,582	105,167,450
Household Appliances - 1.1%
Haier Smart Home Co. Ltd. (A Shares)	1,794,260	7,355,514

TOTAL HOUSEHOLD DURABLES		112,522,964

Interactive Media & Services - 1.2%
Interactive Media & Services - 1.2%
Tencent Holdings Ltd. sponsored ADR	108,028	7,886,044
Internet & Direct Marketing Retail - 0.8%
Internet & Direct Marketing Retail - 0.8%
MercadoLibre, Inc. (a)	3,340	5,188,122
IT Services - 1.2%
Internet Services & Infrastructure - 1.2%
Fastly, Inc. Class A (a)(b)	44,571	3,778,284
Rackspace Technology, Inc. (a)(b)	231,762	4,162,446
		7,940,730
Machinery - 1.6%
Industrial Machinery - 1.6%
Kornit Digital Ltd. (a)	120,161	10,137,984
Software - 4.8%
Application Software - 0.7%
Jamf Holding Corp. (a)(b)	700	22,190
Slack Technologies, Inc. Class A (a)	105,823	4,537,690
		4,559,880
Systems Software - 4.1%
Absolute Software Corp.	258,485	2,662,396
Microsoft Corp.	36,092	7,726,214
Nortonlifelock, Inc.	415,813	7,580,271
SailPoint Technologies Holding, Inc. (a)	164,956	7,680,351
Telos Corp.	68,636	1,377,525
		27,026,757

TOTAL SOFTWARE		31,586,637

Technology Hardware, Storage & Peripherals - 69.5%
Technology Hardware, Storage & Peripherals - 69.5%
Apple, Inc.	790,906	94,157,359
Canon, Inc.	530,158	9,391,451
Corsair Gaming, Inc. (b)	249,057	9,459,185
Dell Technologies, Inc. (a)	480,937	33,199,081
Diebold Nixdorf, Inc. (a)	872	8,258
Fujifilm Holdings Corp.	451,723	24,301,361
Hewlett Packard Enterprise Co.	1,043,861	11,524,225
HP, Inc.	1,530,889	33,572,396
Logitech International SA (Reg.)	327,202	29,161,881
NetApp, Inc.	199,916	10,657,522
Pure Storage, Inc. Class A (a)	459,256	8,390,607
Samsung Electronics Co. Ltd.	1,643,717	98,902,973
Seagate Technology LLC	345,007	20,289,862
Western Digital Corp.	436,445	19,587,652
Xerox Holdings Corp.	651,812	14,268,165
Xiaomi Corp. Class B (a)(c)	10,741,145	36,671,726
		453,543,704
Wireless Telecommunication Services - 0.7%
Wireless Telecommunication Services - 0.7%
Bharti Airtel Ltd.	757,414	4,729,360
TOTAL COMMON STOCKS
(Cost $369,029,804)		651,905,781

Money Market Funds - 2.4%
Fidelity Cash Central Fund 0.09% (d)	109,064	109,086
Fidelity Securities Lending Cash Central Fund 0.09% (d)(e)	15,493,932	15,495,482
TOTAL MONEY MARKET FUNDS
(Cost $15,604,568)		15,604,568
TOTAL INVESTMENT IN SECURITIES - 102.2%
(Cost $384,634,372)		667,510,349
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(14,614,277)
NET ASSETS - 100%		$652,896,072

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $36,671,726 or 5.6% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$24,875
Fidelity Securities Lending Cash Central Fund	42,366
Total	$67,241

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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